Plan for initial public offering	12 Months Ended
Mar. 31, 2021
Plan for Initial Public Offering [Abstract]
Plan for initial public offering
58	Plan for initial public offering
The Company is in the process of listing on the NASDAQ through special purpose acquisition company route. On 24 February 2021, the Company entered into a Business Combination Agreement with (i) RMG Acquisition Corporation II, a Cayman Islands exempted company, (ii) Philip Kassin, solely in the capacity as the representative for the shareholders of RMG II, (iii) ReNew Energy Global Limited, a private limited company registered in England and Wales with registered number 13220321, (iv) ReNew Power Global Merger Sub, a Cayman Islands exempted company and (v) certain shareholders of the Company.